Document and Entity Information	Oct. 01, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 01, 2015
Registrant Name	DREYFUS MANAGER FUNDS I
Central Index Key	0001247088
Amendment Flag	false
Document Creation Date	Oct. 01, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Research Long/Short Equity Fund | Class A
Prospectus:
Trading Symbol	DLSAX
Dreyfus Research Long/Short Equity Fund | Class C
Prospectus:
Trading Symbol	DLSCX
Dreyfus Research Long/Short Equity Fund | Class I
Prospectus:
Trading Symbol	DLSYX
Dreyfus Research Long/Short Equity Fund | Class Y
Prospectus:
Trading Symbol	DLYYX